Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	AUSTRALIAN CANADIAN OIL ROYALTIES LTD
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Central Index Key	0001061288
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	49,960,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Public Float	$ 0
Entity Incorporation, Date of Incorporation	Apr 28, 1997
Entity Incorporation, State Country Name	Vancouver, British Columbia, Canada

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Cash	$ 72,120	$ 28,551
Accounts receivable and other	331,009	28,397
Total Current Assets	403,129	56,948
Oil and gas properties-being amortized	556,527	556,527
Oil and gas properties-not being amortized	9,667,891	621,943
Office equipment and software	24,783	24,783
Accumulated depletion and depreciation	(259,870)	(241,526)
Net Property and Equipment	9,989,331	961,727
Restricted Cash	211,566	207,591
Other	1,084	1,084
Total Other Assets	212,650	208,675
TOTAL ASSETS	10,605,110	1,227,350
Short-term debt - related party	2,960,396
Accounts payable - trade	447,301	5,616
Accounts payable - related party	69,148	52,793
Accrued expenses	56,878	41,655
Loans from stockholders	134,250	243,500
Total Current Liabilities	3,667,973	343,564
COMMITMENTS
Preferred stock, no par (50,000,000 shares authorized, none outstanding)
Common stock, no par (unlimited shares authorized, 49,960,000 and 22,705,680 shares respectively outstanding)	10,534,313	4,116,877
Additional paid in capital	176,752	176,752
Accumulated (deficit)	(3,773,928)	(3,409,843)
Total Stockholders' Equity	6,937,137	883,786
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,605,110	$ 1,227,350

CONSOLIDATED BALANCE SHEETS PARENTHETICAL (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS PARENTHETICAL
Preferred stock par value
Preferred stock shares authorized	50,000,000	50,000,000
Preferred stock shares outstanding
Common stock par value
Common stock shares authorized
Common stock shares issued	49,960,000	22,705,680
Common stock shares outstanding	49,960,000	22,705,680

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
OIL AND GAS REVENUES	$ 90,353	$ 125,726	$ 77,652
Transportation costs	11,003	17,284	11,074
Production taxes	25	71	89
Depletion	18,344	24,384	44,736
GROSS PROFIT	60,981	83,987	21,753
Personnel costs	53,168	149,432	58,055
Professional fees	270,839	83,162	75,635
Promotion and advertising	31,326	25,751	11,150
Office expenses	32,785	5,237	5,590
Depreciation and amortization		370	370
Directors' fees and other operating expenses	8,730	52,506	5,885
Total Operating Expenses	396,848	316,458	156,685
(LOSS) FROM OPERATIONS	(335,867)	(232,471)	(134,932)
Gain (loss) on foreign exchange	1,244	(8,366)
Interest income	10,541	1,628
Interest expense	(22,181)	(5,149)	(2,353)
(LOSS) BEFORE INCOME TAXES	(346,263)	(244,358)	(137,285)
Australian income tax expense	(17,822)	(17,925)	(10,026)
NET LOSS	$ (364,085)	$ (262,283)	$ (147,311)
Net loss per weighted average share outstanding	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average shares outstanding	43,670,542	21,096,182	19,772,491

STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid In Capital	Accumulated (Deficit)	Total
Balance at Dec. 31, 2009	$ 3,697,099	$ 170,352	$ (3,000,249)	$ 867,202
Balance - Shares at Dec. 31, 2009	19,491,141
Non-cash stock issuances: Services	10,000			10,000
Non-cash stock issuances: Services - Shares	100,000			100,000
Non-cash stock issuances: Directors' fees	13,000			13,000
Non-cash stock issuances: Directors' fees - Shares	100,000			100,000
Sale of stock (net)	25,000			25,000
Sale of stock (net) - Shares	357,143			357,143
Contributed expenses		3,200		3,200
Net loss			(147,311)	(147,311)
Balance at Dec. 31, 2010	3,745,099	173,552	(3,147,560)	771,091
Balance - Shares at Dec. 31, 2010	20,048,284
Non-cash stock issuances: Services	179,788			179,788
Non-cash stock issuances: Services - Shares	994,855			994,855
Non-cash stock issuances: Directors' fees	68,000			68,000
Non-cash stock issuances: Directors' fees - Shares	351,429			351,429
Sale of stock (net)	124,000			124,000
Sale of stock (net) - Shares	1,311,112			1,311,112
Contributed expenses		3,200		3,200
Net loss			(262,283)	(262,283)
Balance at Dec. 31, 2011	4,116,877	176,752	(3,409,843)	883,786
Balance - Shares at Dec. 31, 2011	22,705,680
Non-cash stock issuances: Stock issued to acquire oil and gas properties	4,791,806			4,791,806
Non-cash stock issuances: Stock issued to acquire oil and gas properties - Shares	21,780,935			21,780,935
Sale of stock (net)	1,625,630			1,625,630
Sale of stock (net) - Shares	5,473,385			5,473,385
Net loss			(364,085)	(364,085)
Balance at Dec. 31, 2012	$ 10,534,313	$ 176,752	$ (3,773,928)	$ 6,937,137
Balance - Shares at Dec. 31, 2012	49,960,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net (loss)	$ (364,085)	$ (262,283)	$ (147,311)
Depreciation, depletion and amortization	18,344	24,754	45,107
Value of expenses contributed by officers		3,200	3,200
Stock issued for services		179,778	10,000
Stock issued for directors' and officers' fees		68,000	13,000
Changes in receivables	(302,612)	594	(19,842)
Changes in accrued expenses	15,223	(73,831)	17,419
Changes in accounts payable - trade	441,685	(5,627)	10,294
Changes in accounts payable - related party	16,354	13,579	39,216
NET CASH (USED) IN OPERATING ACTIVITIES	(175,091)	(51,836)	(28,917)
Restricted cash	(3,975)	(207,591)
Purchase of oil & gas properties	(1,293,745)	(30,601)	(26,666)
NET CASH (USED) IN INVESTING ACTIVITIES	(1,297,720)	(238,192)	(26,666)
Proceeds from sale of stock	1,625,630	124,000	25,000
Proceeds from notes payable to stockholder		218,500	26,666
Payment of notes payable to stockholder	(109,250)	(26,266)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,516,380	316,234	51,666
Increase (Decrease) in cash for years	43,569	26,206	(3,917)
Cash and cash equivalents, beginning of year	28,551	2,345	6,262
Cash and cash equivalents, end of year	72,120	28,551	2,345
Interest	6,958	2,755
Australian income taxes	17,822	17,168	10,026
Surat Basin acquisition	7,752,202
Non-interest bearing notes payable, net of discount of $39,604	(2,960,396)
Common stock	$ (4,791,806)

Business Description and Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes
Business Description and Accounting Policies

NOTE 1: DESCRIPTION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

Australian-Canadian Oil Royalties Ltd. (the Company) was incorporated April 28, 1997 in Vancouver, British Columbia, Canada and consist of the parent company, three wholly owned subsidiaries, Cooper-Eromanga Oil Inc., Chelsea Oil Australia Pty. Ltd., 1629518 Alberta Ltd., and 20% of Cooper Basin Oil and Gas Inc.  Its primary business plan is the exploration and development of the Company’s Working Interest properties in Australia.  The Company also holds and acquires and sells Overriding Royalty Interests in Australia.  Current primary income sources are royalties earned on Overriding Royalty Interests held by the Company.  The primary producing properties held by the Company are located in Australia’s main onshore oil and gas producing basin.  These consolidated financial statements are prepared in U.S. dollars for use in U.S. securities filings.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Intercompany accounts and transactions have been eliminated in consolidation.

Stock Based Compensation

The Company accounts for services acquired (and other expenses paid) using stock as compensation (or payment) based on the fair value of the shares issued. Fair value is determined based on the closing price of the stock on the date the Company becomes obligated to issue the shares.

Oil and Gas Properties

The Company follows the full cost method of accounting for oil and gas producing activities and, accordingly, capitalizes all costs incurred in the acquisition, exploration, and development of proved oil and gas properties, including the costs of abandoned properties, dry holes, geophysical costs, and annual rentals. All general corporate costs are treated as expenses as incurred. In general, sale or other dispositions of oil and gas properties are accounted for as adjustments to capitalized costs with no gain or loss recorded. Capitalized costs are recorded in cost centers on a country-by-country basis.  The Company had not participated in the exploration and development of proved oil and gas properties until 2012. Capitalized costs are subject to a “ceiling test,” which basically limits such costs to the aggregate of the “estimated present value,” discounted at a 10% interest rate of future net revenues from proved reserves, based on current economic and operating conditions, plus the lower of cost or fair market value of unproved properties. Costs in excess of the ceiling test are adjusted against income.

Costs of producing royalty interests are being amortized over the estimated reserves reported by the  Queensland,  Australia government (for Queensland properties) and the operator of the Victoria, Australia petroleum lease (Victoria property). Costs of non-producing interests are not being amortized pending development or production and sale of oil or gas, but they are assessed for impairment on an aggregate country-by-country basis.

Office Equipment and Software

Office equipment and software are carried at depreciated cost. Acquisitions are recorded at cost. Expenditures for major renewals and betterments that extend the useful lives are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. The cost of software and equipment is depreciated over the estimated useful lives of the related asset. Depreciation is computed on the straight-line method for financial reporting purposes.

Income Taxes

Deferred tax liabilities and assets result from temporary differences between the financial statement and income tax bases of assets and liabilities. The company records and adjusts any deferred tax asset valuations based on judgment as to future realization of the deferred tax benefits supported by demonstrated trends in the Company’s operating results.

As a Canadian corporation, the Company is liable for income taxes under the laws of Canada. Under Canadian laws the Company’s Canadian-source income is subject to a 38% tax (denominated in Canadian dollars). Operating losses can be carried forward for either ten or twenty years. The Company has unused operating loss carry-forwards at December 31, 2012 that may be applied against future Canadian taxable income.

The following table summarizes the Company’s available loss-carryforwards and net operating loss (NOL) for 2010, 2011, and 2012:

Description	2010	2011	2012
Non-capital losses carried forward 7 years	$138,305	$-	$-
Non-capital losses carried forward 10 years	906,972	906,972	906,972
Non-capital losses carried forward 20 years	1,777,485	2,315,022	2,661,107
Eligible capital losses	2,578	2,398	2,398
Total	$2,825,340	$3,224,392	$3,570,477

The potential tax benefit from these operating loss carry-forwards is $1,357,000, $1,225,000 and  $1,074,000 in 2012, 2011 and 2010 respectively.  The Company has recognized a valuation allowance against these deferred tax assets due to the inability to foresee when such benefits will be realized.

Because the timing of realization of the tax benefit from these loss carry-forwards cannot be currently projected, a valuation allowance has been established to completely offset this asset.

The Company is subject to a 30% Australian income tax on Australian source royalty income. This tax is withheld by the payer. The Company incurred Australian income taxes on its oil and gas production totaling $17,822, $17,925 and $10,026 in 2012, 2011 and 2010, respectively.

Loss Per Share

U.S. accounting rules provide for the calculation of “Basic” and “Diluted” earnings per share. Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted loss per common share reflect the potential dilution of securities that could share in the loss of the entity on as “as if converted” basis. This is computed by dividing net income available to common shareholders, as adjusted if necessary, by the weighted average number of common shares outstanding plus potentially dilutive securities.

Weighted average shares outstanding were 43,670,542, 21,096,182 and 19,772,491 for 2012, 2011, and 2010 respectively. Outstanding common stock equivalents have been excluded from the calculation of diluted losses per share because their effect would be antidilutive.

Cash Flows

The Company considers unrestricted cash and cash investments with initial maturity or marketability of three months or less to be cash equivalents for purposes of presenting its Statement of Cash Flows. Cash investments whose use is limited through collateral restrictions are not considered to be cash for cash flows.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimated.

Financial Instruments

Unless otherwise specified, management believes the carrying value of its financial instruments approximates their fair value due to the short term to maturity.

Reclassifications

Certain 2011 and 2010 amounts have been reclassified in order to conform to the 2012 financial statement presentation.

Recent Accounting Pronouncements

No recent accounting pronouncements or other authoritative guidelines have been issued that management considers likely to have a material impact on our consolidated financial statements.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Notes
Accounts Receivable

NOTE 2:   ACCOUNTS RECEIVABLE

At December 31, 2012, 2011 and 2010, respectively, the Company has accrued receivables for oil and gas production from its Australian Overriding Royalty Interests of $19,882, $28,397 and $28,922. As well, at December 31, 2012 the Company recorded a receivable of $311,127 related to an exclusivity agreement with a major oil company who was evaluating ATP 582.  Collection of the accrued Australian production generally occurs during the quarter following the quarter of production; the exclusivity agreement receivable was collected in 2013.  The cost basis of the receivables are believed to approximate their fair values. No allowance for bad debts has been established because the Company has not experienced any significant inability to collect its receivables.

Purchase of Oil Properties	12 Months Ended
Dec. 31, 2012
Notes
Purchase of Oil Properties

NOTE 3:  PURCHASE OF OIL PROPERTIES

In the first quarter of 2012, the Company formed a wholly owned subsidiary, Chelsea Oil Australia Pty Ltd., for the purpose of completing an acquisition of working interests in the Surat Basin, onshore Australia.  The purchase price for the working interest consisted of the following:

Issuance of 21,780,935 common shares at $0.22 per share	$4,791,806
Promissory notes to vendors ($3,000,000, non-interest bearing)	2,770,084
Stamp duty taxes and other fees	240,126
$7,802,016

Common Stock Issuances	12 Months Ended
Dec. 31, 2012
Notes
Common Stock Issuances

NOTE 4:  COMMON STOCK ISSUANCES

In January and February 2012, the Company sold 5,473,385 shares of its common stock at $0.35 per share for gross cash proceeds of $1,915,684.  $290,054 in professional, advisory and finder’s fees were incurred in relation to the financing.  The Company issued 21,780,935 shares of its common stock as part of the purchase price of acquiring working interests in the Surat Basin, onshore Australia on March 1, 2012.

During 2011, the Company issued a total of 2,657,396 shares. A total of 1,311,112 were issued for cash in the amount of $124,000; 351,429 shares were issued for Directors’ and Officers’ fees valued at $68,000 and 994,855 shares were issued for services valued at $179,788.

During 2010, the Company issued a total of 557,143 shares. A total of 357,143 shares were issued for cash in the amount of $25,000; 100,000 shares were issued for Directors’ Fees valued at $13,000 and 100,000 shares were issued for services valued at $10,000.

Properties and Equipment	12 Months Ended
Dec. 31, 2012
Notes
Properties and Equipment

NOTE 5:  PROPERTIES AND EQUIPMENT

The following table presents costs of property and equipment at December 31, 2012 and 2011:

	2012	2011
Oil and gas properties	$10,224,418	$1,178,470
Office equipment	9,232	9,232
Seismic analysis software	15,551	15,551
Total costs	10,249,201	1,203,253
Accumulated depletion	(235,087)	(216,743)
Accumulated depreciation	(24,783)	(24,783)
Net Property and Equipment	$9,989,331	$961,727

Depreciation expense was $nil for 2012 and $370 for 2011 and 2010. The office equipment and the software are being depreciated on a straight-line basis over three years.

Loans From Shareholders and Notes Payable To Shareholders	12 Months Ended
Dec. 31, 2012
Notes
Loans From Shareholders and Notes Payable To Shareholders

NOTE 6:   LOANS FROM SHAREHOLDERS AND NOTES PAYABLE TO SHAREHOLDERS

Concurrent with the acquisition of the assets in the Surat Basin in Australia, on March 1, 2012 the Company agreed to pay the sellers $3.0 million within 12 months.  The loan was non-interest bearing and was recorded at net present value of $2,770,084.  At December 31, 2012 the net present value of the loan is $2,960,396.  The loan was secured against the Surat assets acquired by the Company.  On March 25, 2013, the Company agreed to amend the terms of the loan so that it was extended to September 2, 2013.  The parties further agreed that:

(a)           in the event the promissory notes are not repaid on or prior to September 2, 2013, then the principal will accrue interest each day at a rate of 8% per annum, capitalized (if not paid) on the last day of each calendar month from March 1, 2013 to September 2, 2013 and such amount of accrued interest shall be added to the Principal and repaid with the Principal; and

(b)           in the event the promissory notes are not repaid on or prior to September 2, 2013, then (i) interest at a rate of 8% per annum accruing daily and compounded quarterly, shall have been deemed to accrue on the principal from September 1, 2012 to September 2, 2013 and such amount of accrued interest shall be added to the principal (such amount hereinafter referred to as the “Outstanding Principal”) and (ii) the Outstanding Principal shall thereafter accrue interest at a rate of 8% per annum accruing daily and compounded quarterly until the total Outstanding Principal and interest accrued on the Outstanding Principal is repaid.

During 2011, the Company borrowed $218,500 from two stockholders to cover costs related to petroleum concession ATP 582.  In the third quarter of 2012, $109,250 plus accrued interest of $6,958 was repaid.  The remaining balance of $134,250 accrues interest at 6% ($25,000) and 12% ($109,500) per year.  During 2010 the Company borrowed $25,000 from one of its previous officers and $26,266 from a stockholder (this $26,266 was repaid during 2011). These funds were used to pay for administrative costs and efforts to promote the Company's name and availability.

Transactions With Related Parties	12 Months Ended
Dec. 31, 2012
Notes
Transactions With Related Parties

NOTE 7:   TRANSACTIONS WITH RELATED PARTIES

An officer provided office space and services, with no cash costs to the Company. These contributed costs had estimated unpaid values of $3,200 in 2011 and 2010.  These amounts have been recorded as operating expenses and as additional paid-in capital in their respective years.  No costs were recorded in 2012.

During 2012, 2011 and 2010, the Company reimbursed commonly-controlled entities for personnel and office expenses totaling $29,142, $23,809 and $17,792 respectively. These entities, Tensleep Oil & Production, Inc., and Secretarial Services, Inc., are within the control of the Company’s Predecessor Secretary.  Additionally, the Company repaid Australian Grazing & Pastoral Co., Pty. Ltd., also controlled by the Company’s Predecessor Secretary, for filing fees during 2012 and 2011, which totaled $10,000 and $23,275 respectively.

During 2011, the Company borrowed $218,500 from two stockholders to cover costs related to petroleum concession ATP 582.  In the third quarter of 2012, $109,250 plus accrued interest of $6,958 was repaid.  The remaining balance of $134,250 accrues interest at 6% ($25,000) and 12% ($109,500) per year.  During 2010 the Company borrowed $25,000 from one of its previous officers and $26,266 from a stockholder (this $26,266 was repaid during 2011). These funds were used to pay for administrative costs and efforts to promote the Company's name and availability.

Common Shares to Directors – In 2012, the Company did not award any common shares to directors.  In 2011, the Compensation Committee approved 40,000 shares of restricted stock per director, valued at $0.20, being the average market price from January 1, 2011 through May 13, 2011. All shares awarded to directors in 2011 were issued during the year.  At December 31, 2012 and 2011, the Company had accrued director’s fees of $35,600 for 80,000 shares that were awarded in prior periods, which have not been issued.  Stock is issued to each director at the director’s direction.  In 2010, the Company issued 100,000 shares valued at $13,000 for Directors Fees.

Foreign Operations	12 Months Ended
Dec. 31, 2012
Notes
Foreign Operations

NOTE 8:   FOREIGN OPERATIONS

As noted above, the Company was incorporated in Canada.  Additionally, the Company operates primarily in Australia where most of its properties are presently located.  Substantially all operating revenues reported by the Company during 2012, 2011 and 2010 were received from Australian oil and gas royalty interests. Depletion expense and Australian income taxes reported by the Company during 2012, 2011 and 2010 are also related to the revenue received from the Australian royalties.  Australian revenues were $90,353, $125,262 and $77,652 in 2012, 2011 and 2010.  Essentially all of the Company’s administrative costs are incurred in the United States. Leasing operating expenses and taxes have been incurred in the U.S. and taxes have been paid to Australia.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes
Subsequent Events	NOTE 9: SUBSEQUENT EVENTS On March 25, 2013, the Company extended the terms of its short-term loan as described in Note 4.

Concentration of Risk	12 Months Ended
Dec. 31, 2012
Notes
Concentration of Risk

NOTE 10:  CONCENTRATION OF RISK

The producing oil and gas assets of the Company are all located in Australia.  These continue to be the primary source of operating revenues for the Company.

Accounts at the bank are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor. Combined balances at December 31, 2012 at the Company’s primary bank did not exceed federally insured limits. At December 31, 2012, $211,566 was held in an Australian bank. At December 31, 2011, $207,591 in the Australian bank is restricted to comply with environmental bond requirements of the Queensland, Australia government and accordingly is classified as Other Assets on the Balance Sheet.

Going Concern Considerations	12 Months Ended
Dec. 31, 2012
Notes
Going Concern Considerations

NOTE 11:  GOING CONCERN CONSIDERATIONS

As of December 31, 2012, the Company has limited disposable cash and its revenues are not sufficient to, and cannot be projected to, cover operating expenses and expansion by the Company.  These factors raise substantial doubt as to the ability of the Company to continue as a going concern.  Management’s plans include attempting to raise funds from the public through a stock offering, and attempting to acquire additional producing interests in exchange for stock.  Management intends to make every effort to identify and develop sources of funds.  There is no assurance that Management will be successful. The Company is effectively debt free and could continue to operate at subsistence levels pending development of funding sources.

Supplementary Data - Reserves of Oil and Gas (unaudited)	12 Months Ended
Dec. 31, 2012
Notes
Supplementary Data - Reserves of Oil and Gas (unaudited)

NOTE 12: SUPPLEMENTARY DATA – RESERVES OF OIL AND GAS (UNAUDITED)

The following schedules set out available information about the Company’s oil and gas activities at December 31, 2012.

Reserves of Oil and Gas - Royalty Interests

The current quantities of reserves of oil and gas relating to royalty interests are presented based on information obtained from estimated reserves as reported by the Queensland, Australia Government and the operator of the Victoria, Australia petroleum lease. Reserve data for Victoria lease was derived from reserve data reported by the operator at October 1, 2009, adjusted for actual production in 2010 and 2011. Reserve data is revised annually and published by the Queensland government on their website. No reserve information is presented relating to the Company’s Working Interests because the necessary information is not available or the Company’s interests are not large enough to economically and reasonably obtained this information.

	Gas (mcf)	Oil (bbls)
Reserves, Beginning of Year	116,979	17,012

Revisions to Previous Estimates	(52,384)	(9,312)
Improved Recovery	-	-
Acquisition of Probable Reserves	-	143,000
Extensions and Discoveries	-	-
Current year production	(8,204)	(77)

Reserves, End of Year	56,391	150,623

Results of Operations for Producing Activities

For the Year Ended December 31, 2012

	Australia	U.S.	TOTAL

Sales of oil and gas	$89,332	$1,021	$90,353
Production costs (including taxes)	(11,028)	-	(11,028)
Depletion	(18,344)	-	(18,344)
Results of operations from producing activities (excluding corporate overhead)	$59,960	$1,021	$60,981

Capitalized Costs Relating to Oil and Gas Producing Activities

At December 31, 2012

	Australia	U.S.	TOTAL
Unproved properties (not being amortized)	$9,666,013	$1,878	$9,667,891
Proved properties (being amortized)	554,027	2,500	556,527
Total Capitalized Costs	10,220,040	4,378	10,224,418

Accumulated depletion	(232,643)	(2,444)	(235,087)

Net Capitalized Costs	$9,987,397	$1,934	$9,989,331

Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development

                                                                        For the Year Ended December 31, 2012

	Australia	U.S.
Property acquisition costs:
Probable reserves	$4,692,000	$ –
Unproved	1,743,202	–
Facilities	1,317,000	–
Exploration costs	1,293,746	–
Development costs	–	–

Total	$9,045,948	$ –

Commitments	12 Months Ended
Dec. 31, 2012
Notes
Commitments

NOTE 13: COMMITMENTS

The following table summarizes the capital obligations required to maintain the Company’s working interest properties in Australia.

	Renewal / Issue	1 year	2 years	3 years
Lease	Date	2012 – 2013	2014 – 2015	2015 - 2016	Total

ATP 582	2012-08-01	$1,000,000	$4,100,000	$6,000,000	$11,100,000
PL 18	2010-09-01	7,300,000	–	–	7,300,000
PL 40	2008-09-11	–	–	–
PL 280	2009-08-30	–	–	–	–

Total		$8,300,000	$4,100,000	$6,000,000	$18,400,000

Business Description and Accounting Policies: Principles of Consolidation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Intercompany accounts and transactions have been eliminated in consolidation.

Business Description and Accounting Policies: Stock Based Compensation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Stock Based Compensation

Stock Based Compensation

The Company accounts for services acquired (and other expenses paid) using stock as compensation (or payment) based on the fair value of the shares issued. Fair value is determined based on the closing price of the stock on the date the Company becomes obligated to issue the shares.

Business Description and Accounting Policies: Oil and Gas Properties (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Oil and Gas Properties

Oil and Gas Properties

The Company follows the full cost method of accounting for oil and gas producing activities and, accordingly, capitalizes all costs incurred in the acquisition, exploration, and development of proved oil and gas properties, including the costs of abandoned properties, dry holes, geophysical costs, and annual rentals. All general corporate costs are treated as expenses as incurred. In general, sale or other dispositions of oil and gas properties are accounted for as adjustments to capitalized costs with no gain or loss recorded. Capitalized costs are recorded in cost centers on a country-by-country basis.  The Company had not participated in the exploration and development of proved oil and gas properties until 2012. Capitalized costs are subject to a “ceiling test,” which basically limits such costs to the aggregate of the “estimated present value,” discounted at a 10% interest rate of future net revenues from proved reserves, based on current economic and operating conditions, plus the lower of cost or fair market value of unproved properties. Costs in excess of the ceiling test are adjusted against income.

Costs of producing royalty interests are being amortized over the estimated reserves reported by the  Queensland,  Australia government (for Queensland properties) and the operator of the Victoria, Australia petroleum lease (Victoria property). Costs of non-producing interests are not being amortized pending development or production and sale of oil or gas, but they are assessed for impairment on an aggregate country-by-country basis.

Business Description and Accounting Policies: Office Equipment and Software (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Office Equipment and Software

Office Equipment and Software

Office equipment and software are carried at depreciated cost. Acquisitions are recorded at cost. Expenditures for major renewals and betterments that extend the useful lives are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. The cost of software and equipment is depreciated over the estimated useful lives of the related asset. Depreciation is computed on the straight-line method for financial reporting purposes.

Business Description and Accounting Policies: Income Taxes (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Income Taxes

Income Taxes

Deferred tax liabilities and assets result from temporary differences between the financial statement and income tax bases of assets and liabilities. The company records and adjusts any deferred tax asset valuations based on judgment as to future realization of the deferred tax benefits supported by demonstrated trends in the Company’s operating results.

As a Canadian corporation, the Company is liable for income taxes under the laws of Canada. Under Canadian laws the Company’s Canadian-source income is subject to a 38% tax (denominated in Canadian dollars). Operating losses can be carried forward for either ten or twenty years. The Company has unused operating loss carry-forwards at December 31, 2012 that may be applied against future Canadian taxable income.

The following table summarizes the Company’s available loss-carryforwards and net operating loss (NOL) for 2010, 2011, and 2012:

Description	2010	2011	2012
Non-capital losses carried forward 7 years	$138,305	$-	$-
Non-capital losses carried forward 10 years	906,972	906,972	906,972
Non-capital losses carried forward 20 years	1,777,485	2,315,022	2,661,107
Eligible capital losses	2,578	2,398	2,398
Total	$2,825,340	$3,224,392	$3,570,477

The potential tax benefit from these operating loss carry-forwards is $1,357,000, $1,225,000 and  $1,074,000 in 2012, 2011 and 2010 respectively.  The Company has recognized a valuation allowance against these deferred tax assets due to the inability to foresee when such benefits will be realized.

Because the timing of realization of the tax benefit from these loss carry-forwards cannot be currently projected, a valuation allowance has been established to completely offset this asset.

The Company is subject to a 30% Australian income tax on Australian source royalty income. This tax is withheld by the payer. The Company incurred Australian income taxes on its oil and gas production totaling $17,822, $17,925 and $10,026 in 2012, 2011 and 2010, respectively.

Business Description and Accounting Policies: Loss Per Share (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Loss Per Share

Loss Per Share

U.S. accounting rules provide for the calculation of “Basic” and “Diluted” earnings per share. Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted loss per common share reflect the potential dilution of securities that could share in the loss of the entity on as “as if converted” basis. This is computed by dividing net income available to common shareholders, as adjusted if necessary, by the weighted average number of common shares outstanding plus potentially dilutive securities.

Weighted average shares outstanding were 43,670,542, 21,096,182 and 19,772,491 for 2012, 2011, and 2010 respectively. Outstanding common stock equivalents have been excluded from the calculation of diluted losses per share because their effect would be antidilutive.

Business Description and Accounting Policies: Cash Flows (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Cash Flows

Cash Flows

The Company considers unrestricted cash and cash investments with initial maturity or marketability of three months or less to be cash equivalents for purposes of presenting its Statement of Cash Flows. Cash investments whose use is limited through collateral restrictions are not considered to be cash for cash flows.

Business Description and Accounting Policies: Use of Estimates (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimated.

Business Description and Accounting Policies: Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Financial Instruments	Financial Instruments Unless otherwise specified, management believes the carrying value of its financial instruments approximates their fair value due to the short term to maturity.

Business Description and Accounting Policies: Reclassifications (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Reclassifications
Reclassifications
Certain 2011 and 2010 amounts have been reclassified in order to conform to the 2012 financial statement presentation.

Business Description and Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

No recent accounting pronouncements or other authoritative guidelines have been issued that management considers likely to have a material impact on our consolidated financial statements.

Business Description and Accounting Policies: Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

Description	2010	2011	2012
Non-capital losses carried forward 7 years	$138,305	$-	$-
Non-capital losses carried forward 10 years	906,972	906,972	906,972
Non-capital losses carried forward 20 years	1,777,485	2,315,022	2,661,107
Eligible capital losses	2,578	2,398	2,398
Total	$2,825,340	$3,224,392	$3,570,477

Purchase of Oil Properties: Schedule of Purchase Price Allocation (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Purchase Price Allocation
Issuance of 21,780,935 common shares at $0.22 per share	$4,791,806
Promissory notes to vendors ($3,000,000, non-interest bearing)	2,770,084
Stamp duty taxes and other fees	240,126
$7,802,016

Properties and Equipment: Schedule of property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of property and equipment

	2012	2011
Oil and gas properties	$10,224,418	$1,178,470
Office equipment	9,232	9,232
Seismic analysis software	15,551	15,551
Total costs	10,249,201	1,203,253
Accumulated depletion	(235,087)	(216,743)
Accumulated depreciation	(24,783)	(24,783)
Net Property and Equipment	$9,989,331	$961,727

Supplementary Data - Reserves of Oil and Gas (unaudited): Reserves of Oil and Gas - Royalty Interests (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Reserves of Oil and Gas - Royalty Interests

	Gas (mcf)	Oil (bbls)
Reserves, Beginning of Year	116,979	17,012

Revisions to Previous Estimates	(52,384)	(9,312)
Improved Recovery	-	-
Acquisition of Probable Reserves	-	143,000
Extensions and Discoveries	-	-
Current year production	(8,204)	(77)

Reserves, End of Year	56,391	150,623

Supplementary Data - Reserves of Oil and Gas (unaudited): Results of Operations for Oil and Gas Producing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Results of Operations for Oil and Gas Producing Activities

	Australia	U.S.	TOTAL

Sales of oil and gas	$89,332	$1,021	$90,353
Production costs (including taxes)	(11,028)	-	(11,028)
Depletion	(18,344)	-	(18,344)
Results of operations from producing activities (excluding corporate overhead)	$59,960	$1,021	$60,981

Supplementary Data - Reserves of Oil and Gas (unaudited): Capitalized Costs Relating to Oil and Gas Producing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Capitalized Costs Relating to Oil and Gas Producing Activities

	Australia	U.S.	TOTAL
Unproved properties (not being amortized)	$9,666,013	$1,878	$9,667,891
Proved properties (being amortized)	554,027	2,500	556,527
Total Capitalized Costs	10,220,040	4,378	10,224,418

Accumulated depletion	(232,643)	(2,444)	(235,087)

Net Capitalized Costs	$9,987,397	$1,934	$9,989,331

Supplementary Data - Reserves of Oil and Gas (unaudited): Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities
	Australia	U.S.
Property acquisition costs:
Probable reserves	$4,692,000	$ –
Unproved	1,743,202	–
Facilities	1,317,000	–
Exploration costs	1,293,746	–
Development costs	–	–

Total	$9,045,948	$ –

Commitments: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule

	Renewal / Issue	1 year	2 years	3 years
Lease	Date	2012 – 2013	2014 – 2015	2015 - 2016	Total

ATP 582	2012-08-01	$1,000,000	$4,100,000	$6,000,000	$11,100,000
PL 18	2010-09-01	7,300,000	–	–	7,300,000
PL 40	2008-09-11	–	–	–
PL 280	2009-08-30	–	–	–	–

Total		$8,300,000	$4,100,000	$6,000,000	$18,400,000

Business Description and Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Details
Entity Incorporation, Date of Incorporation	Apr 28, 1997
Entity Incorporation, State Country Name	Vancouver, British Columbia, Canada

Business Description and Accounting Policies: Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards	$ 3,570,477	$ 3,224,392	$ 2,825,340
NonCapitalLossesCarriedForward7YearsMember
Operating Loss Carryforwards			138,305
NonCapitalLossesCarriedForward10YearsMember
Operating Loss Carryforwards	906,972	906,972	906,972
NonCapitalLossesCarriedForward20YearsMember
Operating Loss Carryforwards	2,661,107	2,315,022	1,777,485
Capital Loss Carryforward
Operating Loss Carryforwards	$ 2,398	$ 2,398	$ 2,578

Business Description and Accounting Policies: Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Deferred Tax Assets, Capital Loss Carryforwards	$ 1,357,000	$ 1,225,000	$ 1,074,000
Deferred Tax Assets, Valuation Allowance	1,357,000	1,225,000	1,074,000
Foreign Income Tax Expense (Benefit), Continuing Operations	$ 17,822	$ 17,925	$ 10,026

Business Description and Accounting Policies: Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Weighted Average Number of Shares Outstanding, Basic	43,670,542	21,096,182	19,772,491

Accounts Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable and other	$ 331,009	$ 28,397
Australian Overriding Royalty Interests
Accounts receivable and other	19,882	28,397	28,922
Other Major Oil Company
Accounts receivable and other	$ 311,127

Purchase of Oil Properties: Schedule of Purchase Price Allocation (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Details
Common stock	$ 4,791,806
Promissory notes to vendors ($3,000,000, non-interest bearing)	2,770,084
Stamp duty taxes and other fees	240,126
Purchase Price for Working Interest of Surat Basin Acquisition	$ 7,802,016

Common Stock Issuances (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Sale of stock (net) - Shares	5,473,385	1,311,112	357,143
Gross Cash Proceeds from Sale of Stock	$ 1,915,684
Professional, advisory and finder's fees incurred	290,054
Non-cash stock issuances: Stock issued to acquire oil and gas properties - Shares	21,780,935
Sale of stock (net)	1,625,630	124,000	25,000
Non-cash stock issuances: Directors' fees - Shares		351,429	100,000
Non-cash stock issuances: Directors' fees		68,000	13,000
Non-cash stock issuances: Services - Shares		994,855	100,000
Non-cash stock issuances: Services		$ 179,788	$ 10,000

Properties and Equipment: Schedule of property and equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Costs Incurred Acquisition of Oil And Gas Properties With Proved Reserves	$ 10,224,418	$ 1,178,470
Total costs	10,249,201	1,203,253
Accumulated depletion	(235,087)	(216,743)
Property, Plant and Equipment, Other, Accumulated Depreciation	(24,783)	(24,783)
Net Property and Equipment	9,989,331	961,727
Office Equipment
Total costs	9,232	9,232
Software
Total costs	$ 15,551	$ 15,551

Properties and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Depreciation Expense	$ 0	$ 370	$ 370

Loans From Shareholders and Notes Payable To Shareholders (Details) (USD $)	Dec. 31, 2012	Mar. 01, 2012
Details
Payable to vendors - Nominal value		$ 3,000,000
Payable to vendors - Net present value	$ 2,960,396	$ 2,770,084

Transactions With Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Value of expenses contributed by officers		$ 3,200	$ 3,200
Reimbursement of personnel and office expenses	29,142	23,809	17,792
Repayment for filing fees	10,000	23,275
Proceeds from notes payable to stockholder		218,500	26,666
Payment of notes payable to stockholder	109,250	26,266
Accrued Interest Paid on Loan from Stockholder	6,958
Loan from Previous Officer			25,000
Loan from Stockholder			26,266
Accrued Directors Fee	35,600	35,600
Non-cash stock issuances: Directors' fees		$ 68,000	$ 13,000

Foreign Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Australian Royalties Revenue	$ 90,353	$ 125,262	$ 77,652

Concentration of Risk (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Restricted Cash	$ 211,566	$ 207,591

Supplementary Data - Reserves of Oil and Gas (unaudited): Reserves of Oil and Gas - Royalty Interests (Details)	12 Months Ended
Dec. 31, 2012
Gas (mcf)
Reserves, Beginning of Year	116,979
Revisions to Previous Estimates	(52,384)
Current Year Production	(8,204)
Reserves, End of Year	56,391
Oil (bbls)
Reserves, Beginning of Year	17,012
Revisions to Previous Estimates	(9,312)
Acquisition of Probable Reserves	143,000
Current Year Production	(77)
Reserves, End of Year	150,623

Supplementary Data - Reserves of Oil and Gas (unaudited): Results of Operations for Oil and Gas Producing Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OIL AND GAS REVENUES	$ 90,353	$ 125,726	$ 77,652
Production Costs (Including Taxes)	(11,028)
Depletion	(18,344)	(24,384)	(44,736)
GROSS PROFIT	60,981	83,987	21,753
Australia
OIL AND GAS REVENUES	89,332
Production Costs (Including Taxes)	(11,028)
Depletion	(18,344)
GROSS PROFIT	59,960
United States
OIL AND GAS REVENUES	1,021
GROSS PROFIT	$ 1,021

Supplementary Data - Reserves of Oil and Gas (unaudited): Capitalized Costs Relating to Oil and Gas Producing Activities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Oil and gas properties-not being amortized	$ 9,667,891	$ 621,943
Oil and gas properties-being amortized	556,527	556,527
Costs Incurred Acquisition of Oil And Gas Properties With Proved Reserves	10,224,418	1,178,470
Accumulated depletion	(235,087)	(216,743)
Net Property and Equipment	9,989,331	961,727
Australia
Oil and gas properties-not being amortized	9,666,013
Oil and gas properties-being amortized	554,027
Capitalized Costs, Oil and Gas Producing Activities, Net	10,220,040
Accumulated depletion	(232,643)
Net Property and Equipment	9,987,397
United States
Oil and gas properties-not being amortized	1,878
Oil and gas properties-being amortized	2,500
Capitalized Costs, Oil and Gas Producing Activities, Net	4,378
Accumulated depletion	(2,444)
Net Property and Equipment	$ 1,934

Supplementary Data - Reserves of Oil and Gas (unaudited): Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities (Details) (Australia, USD $)	12 Months Ended
Dec. 31, 2012
Australia
Probable Reserves	$ 4,692,000
Unproved	1,743,202
Facilities	1,317,000
Exploration Costs, Period Cost	1,293,746
Acquisition Costs, Cumulative	$ 9,045,948

Commitments: Contractual Obligation, Fiscal Year Maturity Schedule (Details) (USD $)	Dec. 31, 2012
Contractual Obligations Current	$ 8,300,000
Contractual Obligations Due In Two Years	4,100,000
Contractual Obligations Due In Three Years	6,000,000
Contractual Obligations Total	18,400,000
ATP 582
Contractual Obligations Current	1,000,000
Contractual Obligations Due In Two Years	4,100,000
Contractual Obligations Total	11,100,000
PL 18
Contractual Obligations Current	7,300,000
Contractual Obligations Total	$ 7,300,000